RESERVES (Tables)	12 Months Ended
Jun. 30, 2019
RESERVES
Schedule of reserves

	Consolidated
	2019	2018
	A$	A$
Foreign currency translation	789,598	765,930
Share-based payments	5,220,334	4,885,232
Total reserves	6,009,932	5,651,162

Reconciliation of foreign currency translation reserve

Balance at the beginning of the financial year	765,930	1,288,896
Add: net currency translation gain / (loss)	23,668	(522,966)
Balance at the end of the financial year	789,598	765,930

Reconciliation of share-based payments reserve

Balance at the beginning of the financial year	4,885,232	4,755,597
Add: share-based payments expense	341,201	129,635
Less: Reversal of forfeited/lapsed options	(6,099)
Balance at the end of the financial year	5,220,334	4,885,232